Loss Per Share - Diluted shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	56,712	55,622	40,419
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,061	182	856
Stock options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	54,651	48,031	39,563
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	7,409	0